Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	59 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000226137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index ETF
C000226138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index ETF
S000246990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index ETF
C000226139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index ETF
C000246991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index ETF
C000246992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index ETF
C000246993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index ETF
Without Sales Load [Member] | C000226137
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%		1.50%
Without Sales Load [Member] | C000226138
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%		8.48%
Without Sales Load [Member] | S000246990
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	4.84%
Without Sales Load [Member] | C000226139
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%		7.33%
Without Sales Load [Member] | C000246991
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%	14.05%
Without Sales Load [Member] | C000246992
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%	12.73%
Without Sales Load [Member] | C000246993
Average Annual Return [Line Items]
Average Annual Return, Percent	35.26%	19.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%		13.77%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%	17.75%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.04%	17.29%
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	24.49%	20.07%
Monarch Ambassador Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index
Average Annual Return, Percent	11.42%		1.70%
Monarch Blue Chips Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index
Average Annual Return, Percent	3.19%		8.72%
Monarch Dividend Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index
Average Annual Return, Percent	5.04%	5.11%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Monarch ProCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index
Average Annual Return, Percent	13.00%		7.45%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Monarch Select Subsector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index
Average Annual Return, Percent	14.92%	14.13%
Monarch Volume Factor Dividend Tree Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index
Average Annual Return, Percent	16.03%	12.94%
Monarch Volume Factor Global Unconstrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index
Average Annual Return, Percent	35.75%	20.13%